Income Taxes - Expiration of tax loss carryforwards (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	$ 41,363,300
Benefit from tax loss carryforwards derived from the disposal in 2014 of its investment in GSF	13,996,133
Tax loss carryforwards derived from disposal of GSF for which deferred taxes were recognized	10,497,100
2018
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	55,400
2019
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	819,597
2020
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	232,925
2021
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	7,210,423
2022
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	10,626,630
Thereafter
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	22,418,325
Expires between 2019 and 2027
Income Taxes
Unused tax loss carryforwards for which no deferred taxes were recognized	2,283,423
Expires between 2018 and 2036
Income Taxes
Tax loss carryforwards of subsidiaries in South America, the United States, and Europe	2,925,562
Certain Mexican subsidiaries
Income Taxes
Utilized tax loss carryforwards	$ 5,806,602	$ 1,236,444	$ 2,931,218